Stock Options	12 Months Ended
Oct. 31, 2024
Stock Options [Abstract]
Stock Options
10.	Stock Options

a.	On November 14, 2023, the shareholders of the Company approved the Omnibus Equity Incentive Plan, or the Omnibus Plan. Pursuant to the Omnibus Plan, the Company is authorized to grant options or restricted share units (“RSUs) to officers, directors, employees and consultants enabling them to acquire, together with” Options”, “Awards” or “Stock Options” as defined, up to 20% of the Company’s issued and outstanding Common Shares (after taking into account existing awards from the Company’s 2021 stock option plan). The Awards can be granted for a maximum of 10 years and vest as determined by the Board.

The maximum number of common shares reserved for issuance in any 12-month period to a related party consultant may not exceed 5% of the issued and outstanding common shares at the date of the grant (and may not exceed 15% in total, to all related parties). The maximum number of common shares reserved for issuance in any 12-month period to any investor relations service provider may not exceed 2% of the issued and outstanding common shares at the date of the grant.

b.	The following table summarizes the changes in the Company’s stock options for the years ended October 31, 2024 and October 31, 2023:

	Number of options	Weighted average exercise price (C$)		Weighted average exercise price (USD$)

Outstanding, October 31, 2022	5,254	C$	613.5	$450.64

Granted (i, ii, iii)	334		442.22	318.81

Outstanding, October 31, 2023	5,588	C$	603.12	$434.82

Expired	(67)		720.00	533.14

Outstanding, October 31, 2024	5,521	C$	601.71	$432.38

Exercisable, October 31, 2024	5,351	C$	603.50	$433.67

i)	On May 23, 2023, the Company granted 61 stock options to a consultant of the Company. The options are exercisable at $227.09 (CAD$315.00) per share. The options expire on May 23, 2033.

ii)	On June 26, 2023, the Company granted 223 stock options to a consultant of the Company. The 156 options are exercisable at $363.35 (CAD$504.00) per share and the 67 options are exercisable at $519.07 (CAD$720.00) per share. The options expire on June 26, 2033.

iii)	On July 6, 2023, the Company granted 50 stock options to a consultant of the Company. The options are exercisable at $23.40 per share. The options expire on July 6, 2033.

c.	Additional information regarding stock options outstanding as of October 31, 2024, is as follows:

Outstanding					Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted average exercise price (C$)		Weighted average exercise price (USD$)	Number of stock options	Weighted average exercise price (C$)		Weighted average exercise price (USD$)

533	1.57	C$	166.50	$119.65	533	C$	166.50	$119.65
978	7.26		504.00	362.17	920		504.00	362.17
1,166	1.56		675.00	485.05	1,166		675.00	485.05
200	4.49		702.00	504.46	200		702.00	504.46
133	1.88		747.00	536.79	133		747.00	536.79
422	7.11		612.00	439.78	422		612.00	439.78
1,044	7.26		720.00	517.39	957		720.00	517.39
667	1.67		756.00	543.26	667		756.00	543.26
111	7.11		900.00	646.74	111		900.00	646.74
61	8.56		315.00	226.36	61		315.00	226.36
156	8.66		504.00	362.17	156		504.00	362.17
50	8.68		32.56	23.40	25		32.56	23.40
5,521	4.65	C$	601.71	$432.38	5,351	C$	603.50	$433.67

The fair value of stock options previously granted to certain consultants for ongoing services measured during the period have been estimated using the Black-Scholes option pricing model assuming no expected dividends or forfeitures and the following weighted average assumptions:

	Year ended October 31,
	2024	2023

Risk-free interest rate	4.22%	4.10%
Expected life (in years)	4.61	5.61
Expected volatility	125.77-133.62%	140.41-160.81%

Expected volatility was determined by calculating the historical volatility of the comparison companies’ share price over the previous 8.6 years. The expected life used in the model has been adjusted, based on management’s best estimate, for the effects of no transferability, exercise restrictions, and behavioral considerations.

d.	The portion of the total fair value of stock options expensed during the year ended October 31, 2024, was $79,005 (2023 - $221,625) which was recorded as share-based compensation expense.